Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 15, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Revision of Investment Strategies Disclosure

The first paragraph in the “Principal Investment Strategies” section in the Prospectus:

Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and also manages a portion of the Fund’s assets directly. The main strategies of the Fund and Investment Funds may include:

is deleted in its entirety and replaced with the following:

Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among investment sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below) and also manages a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets, as measured by the S&P 500 Index. The main strategies of the Fund and Investment Funds include:

The first paragraph in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus:

The Adviser, Blackstone Alternative Investment Advisors LLC, seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. As noted above, the Adviser allocates the Fund’s assets among Sub-Advisers, which have experience managing alternative investment strategies, and among Investment Funds and may also manage a portion of the Fund’s assets directly. The main strategies and sub-strategies of the Sub-Advisers and Investment Funds may include:

is deleted in its entirety and replaced with the following:

The Adviser, Blackstone Alternative Investment Advisors LLC, seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. As noted above, the Adviser allocates the Fund’s assets among Sub-Advisers, which have experience managing alternative investment strategies and among Investment Funds and also manages a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets, as measured by the S&P 500 Index. The main strategies and sub-strategies of the Fund and Investment Funds include:

Revision of Fund’s Diversification Status

The last paragraph in the “Principal Investment Strategies” section in the Prospectus:

The Fund is non-diversified, which means it may invest in fewer securities than a “diversified” fund.

is deleted in its entirety and replaced with the following:

The Fund operates as a diversified open-end investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The last paragraph in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus:

The Fund is non-diversified, which means it may invest in fewer securities than a “diversified” fund.

is deleted in its entirety and replaced with the following:

The Fund operates as a diversified open-end investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The “Non-Diversification Risk” under the Principal Investment Risks section of both the summary and statutory Prospectus is hereby deleted in its entirety.

Revision of Sub-Adviser Disclosure

The list of sub-advisers to the Fund under the “More on Fund Management—Sub-Advisers” section in the Prospectus is deleted in its entirety and replaced with the following:

•	Bayview Asset Management, LLC (“Bayview”), located at 4425 Ponce de Leon Boulevard, 5th Floor, Coral Gables, Florida 33146, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Relative Value Strategies. Bayview is an investment management firm focused on all areas of mortgage credit, including whole loans, mortgage backed securities, mortgage servicing rights, and mortgage related equities. Bayview was established in 2008 to serve as the parent company of the loan acquisition, servicing and asset management business previously owned by its predecessor company, Bayview Financial, L.P., which was established by Bayview’s principals in 1993. Bayview had approximately $14.2 billion in assets under management as of March 31, 2017.

•	Boussard & Gavaudan Investment Management, LLP (“BGIM”), located at One Vine Street, London W1J OAH, United Kingdom, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Event-Driven Strategies. BGIM’s predecessor (Boussard & Gavaudan Asset Management, LP) was founded in 2002. BGIM had approximately $2.68 billion in assets under management as of March 31, 2017.

•	Caspian Capital LP (“Caspian”), located at 767 Fifth Avenue, New York, NY 10153, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Event-Driven Strategies. Formed in 2010, Caspian had approximately $3.4 billion in assets under management as of March 31, 2017.

•	Cerberus Sub-Advisory I, LLC (“Cerberus Sub-Advisory”), located at 875 Third Avenue, New York, NY 10022, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Relative Value Strategies. Cerberus Sub-Advisory, an affiliate of Cerberus Capital Management, L.P. (“CCM”). Founded in 1992, CCM had approximately $34.23 billion in assets under management as of March 31, 2017.

•	Chatham Asset Management, LLC (“Chatham”), located at 26 Main Street, Suite 204, Chatham, NJ 07928, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Relative Value Strategies. Founded in 2003, Chatham had approximately $2.98 billion in assets under management as of March 31, 2017.

•	D. E. Shaw Investment Management, L.L.C. (“DESIM”), located at 1166 Avenue of the Americas, Ninth Floor, New York, NY 10036, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Cayman Subsidiary’s assets using a Multi-Strategy Strategy. DESIM, which was formed in 2005, is a member of the D. E. Shaw group, which was founded in 1988. As of March 31, 2017, the D. E. Shaw group had approximately $41 billion in assets under management, of which DESIM managed approximately $15.5 billion.

•	Emso Asset Management Limited (“Emso”), located at 21 Grosvenor Place, London, SW1X 7HN, United Kingdom, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Macro Strategies. Founded in 2000, Emso had approximately $3.3 billion in assets under management as of March 31, 2017.

•	FT AlphaParity, LLC (“FT AlphaParity”), located at One International Place, Boston, MA 02110, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Cayman Subsidiary’s assets using Macro Strategies. FT AlphaParity was founded in 2012. In February 2017, FT AlphaParity became investment manager to accounts previously advised by AlphaParity, LLC. The combined AUM of AlphaParity, LLC and FT AlphaParity was approximately $556.58 million as of March 31, 2017.

•	Good Hill Partners LP (“Good Hill”), located at One Greenwich Office Park, Greenwich, CT 06831, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Relative Value Strategies. Founded in 2006, Good Hill managed approximately $1.3 billion in discretionary assets and $33.3 million in non-discretionary assets as of March 31, 2017.

•	Gracian Capital LLC (“Gracian”), located at 11512 El Camino Real, Suite 360, San Diego, CA 92130, is an investment adviser registered with the SEC. Founded in 2011, Gracian had approximately $307 million in regulatory assets under management as of March 31, 2017.

•	GS Investment Strategies, LLC (“GSIS”), located at 200 West Street, New York, NY 10282, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Equity Hedge Strategies. Founded in 2007, GSIS is an investment advisory affiliate of Goldman Sachs Asset Management, L.P. (“GSAM”). As of March 31, 2017, GSAM and its investment advisory affiliates, one of which is GSIS, had approximately $1.17 trillion in assets under supervision.

•	GSA Capital Partners LLP (“GSA”), located at 5 Stratton Street, London W1J 8LA, United Kingdom, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Cayman Subsidiary’s assets using trend following strategies. Founded in 2004, GSA had approximately $7.43 billion in assets under management as of March 31, 2017.

•	H2O AM LLP (“H2O”), located at 10 Old Burlington Street, London W1S 3AG, United Kingdom, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Macro Strategies. Founded in 2010, H2O had approximately $12.99 billion in assets under management as of March 31, 2017.

•	HealthCor Management, L.P. (“HealthCor”), located at 152 West 57th Street, 43rd Floor, Carnegie Hall Tower, New York, NY 10019, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Equity Hedge Strategies. Founded in 2005, HealthCor had approximately $2.8 billion in assets under management as of April 1, 2017.

•	IPM Informed Portfolio Management AB (“IPM”), located at Mäster Samuelsgatan 6, Stockholm, Sweden SE-11144, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Macro Strategies. Founded in 1998, IPM had approximately $7.0 billion in assets under management as of March 31, 2017.

•	Nephila Capital, Ltd. (“Nephila”), located at 31 Victoria Place, 3rd Floor West, Hamilton, HM 10, Bermuda, an investment adviser registered with the SEC, may manage a portion of the Fund’s assets using Event-Driven Strategies. Founded in 1997, Nephila had approximately $10.0 billion in assets under management as of March 31, 2017.

•	Sorin Capital Management, LLC (“Sorin”), located at 84 West Park Place, 5th Floor, Stamford, CT 06901, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Relative Value Strategies. Founded in 2004, Sorin had approximately $780 million in assets under management as of March 31, 2017.

•	Two Sigma Advisers, LP (“Two Sigma”), located at 100 Avenue of the Americas, 16th Floor, New York, NY 10013, an investment adviser registered with the SEC and a commodity trading advisor registered with the CFTC, may manage a portion of the Fund’s assets using Equity Hedge Strategies. Two Sigma, along with its affiliate Two Sigma Investments, LP, which was founded in 2001, had approximately $45.8 billion in assets under management as of April 1, 2017 including employee and proprietary capital.

•	Waterfall Asset Management, LLC (“Waterfall”), located at 1140 Avenue of the Americas, New York, NY 10036, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets using Relative Value Strategies. Founded in 2005, Waterfall had approximately $6.75 billion in assets under management as of March 31, 2017.

Shareholders should retain this Supplement for future reference.